Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
For the purposes of this Section, we have elected to take advantage of certain of the scaled disclosure available to the Company for smaller reporting companies. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company.
For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section and the executive compensation tables contained in this Proxy Statement.

Fiscal Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On Company Total Shareholder Return[5]	Net Income (thousands)[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2026	$1,965,495	$2,807,318	$795,100	$1,052,385	$227.75	$9,618
2025	$1,811,359	$1,834,449	$835,746	$855,412	$194.89	$11,405
2024	$2,120,403	$3,761,783	$752,322	$1,238,630	$219.69	$18,753

1
This column represents the amount of total compensation reported for Mr. Hull (our President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). For further information concerning Mr. Hull’s total compensation, please refer to the Summary Compensation Table in the applicable proxy statement.

2
This column represents the amount of “compensation actually paid” to Mr. Hull, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hull during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hull’s total compensation for fiscal year 2026 to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2026	$1,965,495	$997,930	$1,839,753	$2,807,318

a.
This column represents the amount of total compensation reported for Mr. Hull for fiscal year 2026 in the “Total” column of the Summary Compensation Table. For further information concerning Mr. Hull’s total compensation, please refer to the Summary Compensation Table in the proxy statement.

b.
This column represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year. For further information concerning Mr. Hull’s equity awards, please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column is replaced with the amount reported under the “Adjusted Value of Equity Awards” column in order to arrive at compensation actually paid for fiscal year 2026.

c.
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for fiscal year 2026 (the “Subject Year”). For a Subject Year, the adjusted amount in the “Adjusted Value of Equity Awards” column replaces the “Stock Awards” column in the Summary Compensation Table for Mr. Hull to arrive at compensation actually paid to Mr. Hull for the Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for the Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2026	$1,171,737	$340,142	—	$327,874	—	—	$1,839,753

The fair value or change in fair value, as applicable, of stock awards was determined by reference to (1) with respect to RSUs without a performance condition, the closing price of our common stock on the applicable measurement date and (2) with respect to performance-based RSUs, the probability achievement of the related performance condition(s) on the applicable measurement date. The valuation assumptions used to calculate fair values did not otherwise materially differ from those at the time of grant.
3
This column represents the average of the amounts reported for the Company’s named executive officers as determined in accordance with Item 402(m)(2) of Regulation S-K (NEOs) as a group (excluding Mr. Hull), as reported in the “Total” column of the Summary Compensation Table in each applicable fiscal year. For further information concerning our NEOs’ (excluding Mr. Hull) total compensation, please refer to the Summary Compensation Table in the applicable proxy statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Hull) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2026, Messrs. Gardner and Batdorff, (ii) for 2025, Messrs. Gardner and Batdorff, and (iii) for 2024, Messrs. Gardner and Batdorff.

4
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Hull), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Hull) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Hull) for fiscal year 2026 to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non- PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2026	$795,100	$267,400	$524,685	$1,052,385

a.
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Hull) in the “Total” column of the Summary Compensation Table in the applicable fiscal year. For further information concerning our NEOs’ (excluding Mr. Hull) total compensation, please refer to the Summary Compensation Table in this Proxy Statement for the applicable fiscal year.

b.
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Hull) in the “Stock Awards” column in the Summary Compensation Table in the applicable fiscal year. For further information concerning our NEOs’ (excluding Mr. Hull) equity awards, please refer to the Summary Compensation Table in the proxy statement for the applicable fiscal year. The amount in this column is replaced with the amount reported under the “Average Non-PEO NEO Adjusted Value of Equity Awards” column in order to arrive at compensation actually paid for fiscal year 2026.

c.
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Hull) in the “Stock Awards” column in the Summary Compensation Table in the applicable fiscal year determined using the same methodology described above in Note 2(c). For each fiscal year, the adjusted amount in the “Average Non-PEO NEO Adjusted Value of Equity Awards” column replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Hull) to arrive at compensation actually paid to each NEO (excluding Mr. Hull) for that fiscal year, which is then averaged to determine the average compensation actually paid to the NEOs (excluding Mr. Hull) for that fiscal year. The amounts added or subtracted to determine the adjusted average amount for fiscal year 2026 are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards
2026	$314,011	$92,350	—	$118,324	—	—	$524,685

5
Company total shareholder return (TSR) is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

6	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote
1
This column represents the amount of total compensation reported for Mr. Hull (our President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). For further information concerning Mr. Hull’s total compensation, please refer to the Summary Compensation Table in the applicable proxy statement.

3
This column represents the average of the amounts reported for the Company’s named executive officers as determined in accordance with Item 402(m)(2) of Regulation S-K (NEOs) as a group (excluding Mr. Hull), as reported in the “Total” column of the Summary Compensation Table in each applicable fiscal year. For further information concerning our NEOs’ (excluding Mr. Hull) total compensation, please refer to the Summary Compensation Table in the applicable proxy statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Hull) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2026, Messrs. Gardner and Batdorff, (ii) for 2025, Messrs. Gardner and Batdorff, and (iii) for 2024, Messrs. Gardner and Batdorff.

PEO Total Compensation Amount	$ 1,965,495	$ 1,811,359	$ 2,120,403
PEO Actually Paid Compensation Amount	$ 2,807,318	1,834,449	3,761,783
Adjustment To PEO Compensation, Footnote
2
This column represents the amount of “compensation actually paid” to Mr. Hull, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hull during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hull’s total compensation for fiscal year 2026 to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2026	$1,965,495	$997,930	$1,839,753	$2,807,318

a.
This column represents the amount of total compensation reported for Mr. Hull for fiscal year 2026 in the “Total” column of the Summary Compensation Table. For further information concerning Mr. Hull’s total compensation, please refer to the Summary Compensation Table in the proxy statement.

b.
This column represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year. For further information concerning Mr. Hull’s equity awards, please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column is replaced with the amount reported under the “Adjusted Value of Equity Awards” column in order to arrive at compensation actually paid for fiscal year 2026.

c.
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for fiscal year 2026 (the “Subject Year”). For a Subject Year, the adjusted amount in the “Adjusted Value of Equity Awards” column replaces the “Stock Awards” column in the Summary Compensation Table for Mr. Hull to arrive at compensation actually paid to Mr. Hull for the Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for the Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2026	$1,171,737	$340,142	—	$327,874	—	—	$1,839,753

The fair value or change in fair value, as applicable, of stock awards was determined by reference to (1) with respect to RSUs without a performance condition, the closing price of our common stock on the applicable measurement date and (2) with respect to performance-based RSUs, the probability achievement of the related performance condition(s) on the applicable measurement date. The valuation assumptions used to calculate fair values did not otherwise materially differ from those at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 795,100	835,746	752,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,052,385	855,412	1,238,630
Adjustment to Non-PEO NEO Compensation Footnote
4
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Hull), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Hull) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Hull) for fiscal year 2026 to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non- PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2026	$795,100	$267,400	$524,685	$1,052,385

a.
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Hull) in the “Total” column of the Summary Compensation Table in the applicable fiscal year. For further information concerning our NEOs’ (excluding Mr. Hull) total compensation, please refer to the Summary Compensation Table in this Proxy Statement for the applicable fiscal year.

b.
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Hull) in the “Stock Awards” column in the Summary Compensation Table in the applicable fiscal year. For further information concerning our NEOs’ (excluding Mr. Hull) equity awards, please refer to the Summary Compensation Table in the proxy statement for the applicable fiscal year. The amount in this column is replaced with the amount reported under the “Average Non-PEO NEO Adjusted Value of Equity Awards” column in order to arrive at compensation actually paid for fiscal year 2026.

c.
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Hull) in the “Stock Awards” column in the Summary Compensation Table in the applicable fiscal year determined using the same methodology described above in Note 2(c). For each fiscal year, the adjusted amount in the “Average Non-PEO NEO Adjusted Value of Equity Awards” column replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Hull) to arrive at compensation actually paid to each NEO (excluding Mr. Hull) for that fiscal year, which is then averaged to determine the average compensation actually paid to the NEOs (excluding Mr. Hull) for that fiscal year. The amounts added or subtracted to determine the adjusted average amount for fiscal year 2026 are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards
2026	$314,011	$92,350	—	$118,324	—	—	$524,685

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Company TSR
The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $2,807,318, $1,834,449, and $3,761,783 for fiscal years 2026, 2025, and 2024, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Hull), as computed in accordance with Item 402(v) of Regulation S-K, was $1,052,385, $855,412, and $1,238,630 for fiscal years 2026, 2025, and 2024, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $227.75, $194.89, and $219.69 for fiscal years 2026, 2025, and 2024 respectively. Please see Note 5 above for additional information related to the computation of Company TSR. Consequently, $100 invested in the Company immediately prior to the beginning of fiscal year 2024 increased by 127.75% to $227.75 by the end of fiscal year 2026. Over that same period, compensation actually paid to our PEO, and the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Hull), declined overall, although the decrease was less pronounced than the increase in $100 invested in the Company immediately prior to the beginning of fiscal year 2024.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Company Net Income
The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $2,807,318, $1,834,449, and $3,761,783 for fiscal years 2026, 2025, and 2024, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Hull), as computed in accordance with Item 402(v) of Regulation S-K, was $1,052,385, $855,412, and $1,238,630 for fiscal years 2026, 2025, and 2024, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was $9,618,000, $11,405,000, and $18,753,000 for fiscal years 2026, 2025, and 2024, respectively. Consequently, net income for fiscal year 2026 was 48.71% lower than net income for fiscal year 2024. Over that same period, compensation actually paid to our PEO, and the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Hull), also decreased but with less magnitude.

Total Shareholder Return Amount	$ 227.75	194.89	219.69
Net Income (Loss)	$ 9,618,000	$ 11,405,000	$ 18,753,000
PEO Name	Mr. Hull	Mr. Hull	Mr. Hull
Equity Awards Adjustments, Footnote
c.
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for fiscal year 2026 (the “Subject Year”). For a Subject Year, the adjusted amount in the “Adjusted Value of Equity Awards” column replaces the “Stock Awards” column in the Summary Compensation Table for Mr. Hull to arrive at compensation actually paid to Mr. Hull for the Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for the Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2026	$1,171,737	$340,142	—	$327,874	—	—	$1,839,753

The fair value or change in fair value, as applicable, of stock awards was determined by reference to (1) with respect to RSUs without a performance condition, the closing price of our common stock on the applicable measurement date and (2) with respect to performance-based RSUs, the probability achievement of the related performance condition(s) on the applicable measurement date. The valuation assumptions used to calculate fair values did not otherwise materially differ from those at the time of grant.
c.
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Hull) in the “Stock Awards” column in the Summary Compensation Table in the applicable fiscal year determined using the same methodology described above in Note 2(c). For each fiscal year, the adjusted amount in the “Average Non-PEO NEO Adjusted Value of Equity Awards” column replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Hull) to arrive at compensation actually paid to each NEO (excluding Mr. Hull) for that fiscal year, which is then averaged to determine the average compensation actually paid to the NEOs (excluding Mr. Hull) for that fiscal year. The amounts added or subtracted to determine the adjusted average amount for fiscal year 2026 are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards
2026	$314,011	$92,350	—	$118,324	—	—	$524,685

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (997,930)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,839,753
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,171,737
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	340,142
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,874
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(267,400)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,685
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,011
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,350
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,324
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0